Accrued Expense and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

NOTE 9 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	June 30, 2026	December 31, 2025

Payroll payable	$603,069	$651,006
Rent payable	15,245	28,119
Other payables	175,001	122,297
Total	$793,315	$801,422